Pension Plans Funded Status of Non-U.S. Plans (Detail) - Foreign Pension Plan [Member] - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015
Change in pension benefit obligation:
Benefit obligation at beginning of year	$ 335.4	$ 326.9	$ 326.9	$ 375.1
Service cost	1.0	0.8	3.5	4.9
Interest cost	1.4	1.9	7.4	8.4
Employee contributions			1.5	1.1
Benefits paid and other			(12.8)	(10.4)
Plan combinations/acquisitions			2.8	(5.9)
Actuarial loss (gain)			32.2	(17.0)
Amendments, settlements and curtailments			(1.6)	(1.7)
Foreign exchange rate impact			(24.5)	(27.6)
Benefit obligation at end of year			335.4	326.9
Change in plan assets:
Fair value of plan assets at beginning of year	$ 198.1	$ 196.7	196.7	214.9
Actual return on plan assets			17.9	(0.4)
Employer contributions			10.7	10.8
Employee contributions			1.5	1.1
Amendments and settlements			(0.5)	(1.7)
Benefits paid and other			(12.8)	(10.4)
Plan combinations/acquisitions			1.8	(3.4)
Foreign exchange rate impact			(17.2)	(14.2)
Fair value of plan assets at end of year			198.1	196.7
Funded status			$ (137.3)	$ (130.2)